COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Years ending:
December 31, 2013	1,720,106
December 31, 2014	720,331
December 31, 2015	150,982
December 31, 2016	88,073

Total minimum lease payments	2,679,492